GSMBS 2026-HLTV1 ABS 15G

Exhibit 99.1 Schedule 6

Data Compare Summary (Total)

Run Date - 6/5/2026 1:56:24 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	392	0.00%	392
City	0	388	0.00%	392
State	0	392	0.00%	392
Zip	0	392	0.00%	392
Borrower First Name	0	388	0.00%	392
Borrower Last Name	0	388	0.00%	392
Borrower SSN	0	379	0.00%	392
Original Loan Amount	0	392	0.00%	392
Original Interest Rate	0	392	0.00%	392
Representative FICO	1	392	0.26%	392
Property Type	2	392	0.51%	392
Occupancy	0	392	0.00%	392
Purpose	0	392	0.00%	392
Doc Type	0	382	0.00%	392
Balloon Flag	0	379	0.00%	392
Original CLTV	0	388	0.00%	392
Original LTV	0	392	0.00%	392
Prepayment Penalty Period (months)	0	378	0.00%	392
Lender	0	379	0.00%	392
Product Description	0	379	0.00%	392
Has FTHB	0	378	0.00%	392
Investor: Qualifying Total Debt Ratio	0	383	0.00%	392
Escrow Account	0	378	0.00%	392
PITIA Reserves Months	0	378	0.00%	392
Refi Purpose	0	50	0.00%	392
Originator Loan Designation	0	1	0.00%	392
Margin	0	2	0.00%	392
Lien Position	0	9	0.00%	392
Appraised Value	1	13	7.69%	392
# of Units	0	9	0.00%	392
Investor: Qualifying Housing Ratio	8	9	88.89%	392
Borrower Citizenship	0	9	0.00%	392
Coborrower Citizenship	0	9	0.00%	392
Coborrower First Name	0	6	0.00%	392
Coborrower Last Name	0	6	0.00%	392
First Payment Date	0	4	0.00%	392
Original Term	0	4	0.00%	392
Maturity Date	0	4	0.00%	392
Amortization Type	0	4	0.00%	392
Contract Sales Price	0	4	0.00%	392
Interest Only Period	0	1	0.00%	392
Total	12	9,409	0.13%	392